Prepayments and Other Non-Financial Assets - Summary of Prepayments and Other Non-Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Advances to suppliers and contractors	₱ 29,486	₱ 47,706
Subscribers contract costs	28,817	28,926
Prepaid taxes	6,968	11,914
Prepaid fees and licenses	2,084	2,022
Prepaid benefit costs (Note 25)	975	917
Prepaid repairs and maintenance	862	455
Prepaid rent	371	399
Prepaid insurance	144	150
Other prepayments	1,168	518
Other non-financial assets	1,029	573
Prepayments and other nonfinancial assets	71,904	93,580
Less current portion of prepayments and other nonfinancial assets	9,975	13,215
Noncurrent portion of prepayments and other nonfinancial assets	₱ 61,929	₱ 80,365